Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Jun-19	Distribution Date	15-Jul-19
Collection Period End	30-Jun-19	30/360 Days	30
Beg. of Interest Period	17-Jun-19	Actual/360 Days	28
End of Interest Period	15-Jul-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	486,986,706.19	426,661,343.91	0.2952757
Total Securities		1,444,959,096.94	486,986,706.19	426,661,343.91	0.2952757
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.594250%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.910000%	400,000,000.00	144,027,609.25	83,702,246.97	0.2092556
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	60,325,362.28	229,243.94	150.8134057	0.5731099
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	60,325,362.28	394,653.94

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					5,987,587.25
Monthly Interest					2,818,989.56

Total Monthly Payments					8,806,576.81
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					376,064.77
Aggregate Sales Proceeds Advance					22,705,489.87

Total Advances					23,081,554.64
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					61,750,430.37
Excess Wear and Tear and Excess Mileage					624,064.09
Remaining Payoffs					0.00
Net Insurance Proceeds					810,702.36
Residual Value Surplus					3,707,059.61

Total Collections					98,780,387.88

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		28,223,187.39			1,765
Involuntary Repossession		117,171.00			11
Voluntary Repossession		—			—
Full Termination		23,180,621.79			1,601
Bankruptcty		17,052.00			1
Insurance Payoff			798,495.21		46
Customer Payoff				634,121.13	41
Grounding Dealer Payoff				9,194,887.78	553
Dealer Purchase				1,828,215.63	96

Total		51,538,032.18	798,495.21	11,657,224.54	4,114

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,103	592,411,805.36	7.00000%	486,986,706.19
Total Depreciation Received		(8,688,400.85)		(6,937,090.68)
Principal Amount of Gross Losses	(70)	(1,227,814.48)		(1,014,261.93)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,420)	(26,542,890.91)		(21,575,026.92)
Scheduled Terminations	(2,214)	(37,696,480.54)		(30,798,982.75)

Pool Balance - End of Period	26,399	518,256,218.58		426,661,343.91
Remaining Pool Balance
Lease Payment				43,328,425.22
Residual Value				383,332,918.69

Total				426,661,343.91

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	98,780,387.88
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	98,780,387.88
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	307,616.44
3. Reimbursement of Sales Proceeds Advance	29,500,282.40
4. Servicing Fee:
Servicing Fee Due	405,822.26
Servicing Fee Paid	405,822.26
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	30,213,721.10
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	229,243.94
Class A-3 Notes Monthly Interest Paid	229,243.94
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	394,653.94
Total Note and Certificate Monthly Interest Paid	394,653.94
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	68,172,012.84
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	60,325,362.28
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	60,325,362.28
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,846,650.56

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,846,650.56
Gross Reserve Account Balance			29,521,037.02
Remaining Available Collections Released to Seller			7,846,650.56
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.83
Monthly Prepayment Speed			62%
Lifetime Prepayment Speed			76%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,087,109.87
Securitization Value of Defaulted Receivables and Casualty Receivables		1,014,261.93	70
Aggregate Defaulted and Casualty Gain (Loss)		72,847.94
Pool Balance at Beginning of Collection Period		486,986,706.19
Net Loss Ratio
Current Collection Period		0.0150%
Preceding Collection Period		0.0378%
Second Preceding Collection Period		-0.0047%
Third Preceding Collection Period		0.0309%
Cumulative Net Losses for all Periods		0.2216%	3,201,955.52

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.77%	3,759,878.64	250
61-90 Days Delinquent	0.26%	1,269,905.84	86
91-120 Days Delinquent	0.05%	246,507.91	17
More than 120 Days	0.02%	78,043.29	4

Total Delinquent Receivables:	1.08%	5,354,335.68	357

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.33%	0.36%
Preceding Collection Period		0.25%	0.27%
Second Preceding Collection Period		0.24%	0.26%
Third Preceding Collection Period		0.23%	0.26%
60 Day Delinquent Receivables		2,207,409.82
Delinquency Percentage		0.45%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		51,403,809.18	3,366
Securitization Value		48,977,645.37	3,366

Aggregate Residual Value Surplus (Loss)		2,426,163.81

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		459,400,918.86	31,169
Cumulative Securitization Value		454,721,252.84	31,169

Cumulative Residual Value Surplus (Loss)		4,679,666.02

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			37,959,340.71
Reimbursement of Outstanding Advance			29,500,282.40
Additional Advances for current period			22,705,489.87

Ending Balance of Residual Advance			31,164,548.18

Beginning Balance of Payment Advance			824,313.93
Reimbursement of Outstanding Payment Advance			307,616.44
Additional Payment Advances for current period			376,064.77

Ending Balance of Payment Advance			892,762.26

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO